[PHOTOGRAPH]

SEMI-ANNUAL REPORT 2000


   NATIONWIDE VALUE OPPORTUNITIES FUND
   NATIONWIDE HIGH YIELD BOND FUND
       MORLEY ENHANCED INCOME FUND
       MORLEY CAPITAL ACCUMULATION FUND


NATIONWIDE(R)
Family of Funds                                        APRIL 30, 2000

[PHOTOGRAPH]

MESSAGE TO SHAREHOLDERS APRIL 30, 2000

     At fiscal year-end 1999, we introduced you to Villanova Capital, the new asset management arm of Nationwide Financial. At that time, our theme was that of future growth--in our investment management capabilities, in our product offerings, and in the tools that we provide to our investors and their advisors. Today, just six months later, we have taken several giant steps toward achieving that growth.

- In March 2000, Nationwide agreed to acquire Gartmore Investment Management, plc, a London-based investment management services company with more than $85 billion in assets under management (as of March 31, 2000). Villanova Capital will work in partnership with Gartmore to bring international investment capabilities to our U.S. clients.

- Over the past six months, we have successfully expanded Villanova Capital's investment capabilities in the U.S. with the hiring of several key portfolio managers, the introduction of new investment offerings, and, where appropriate, the realignment of portfolio management responsibilities.

     Each step reflects Villanova Capital's firm commitment to providing investors with a broad range of innovative, high-value products managed by seasoned investment professionals.

EXPANDED INVESTMENT

MANAGEMENT CAPABILITIES

     We start the second half of our fiscal year with significantly expanded investment capabilities. Since December 1999, Villanova has hired three highly regarded portfolio managers: Christopher Baggini, former manager of the ARK Capital Growth Fund; Curtiss Barrows, former co-manager of the Morgan Grenfell High-Yield Bond Fund; and Aaron Harris, former lead manager of the Nicholas-Applegate Global Technology Fund.

     In addition, Villanova formed a strategic venture in January 2000 with NorthPointe Capital, a management firm specializing in small-cap value investments. NorthPointe portfolio managers Jeffrey Petherick and Mary Champagne were formerly with Loomis, Sayles & Company.

     This new managerial talent, combined with our stable value team at Morley Financial Services (a wholly owned subsidiary of Villanova) and well-respected "veterans" like the Nationwide Fund's Chuck Bath, have broadened our investment capabilities and enabled Villanova to introduce new funds to the Nationwide Family.

NEW INVESTMENT OFFERINGS

     The Nationwide Family of Funds now features five new mutual fund investments, including the NATIONWIDE VALUE OPPORTUNITIES FUND, a small-cap value equity fund managed by NorthPointe Capital; the NATIONWIDE HIGH YIELD BOND FUND, managed by Curtiss Barrows; and the MORLEY ENHANCED INCOME FUND, a short-term fixed income fund managed by Morley Financial Services. In addition, two index funds are available: the NATIONWIDE S&P 500 INDEX FUND and the NATIONWIDE INTERNATIONAL INDEX FUND.

     We will continue to expand our U.S.-based investment capabilities and product offerings in the months ahead. In addition, Villanova's partnership with U.K.-based Gartmore will help provide the foundation we need to develop a robust international product line.

CHANGES IN PORTFOLIO MANAGEMENT

     As we build added momentum in our investment management capabilities, we continually evaluate how to match manager skills and expertise with existing product offerings. Villanova Capital recently announced two portfolio management changes:

- Chris Baggini, who is fully dedicated to managing Villanova's large-cap growth portfolios, was named manager of the NATIONWIDE GROWTH FUND, effective in March 2000.

- Aaron Harris, who leads Villanova's development of investment capabilities in the technology sector, was appointed manager of the NATIONWIDE MID CAP GROWTH FUND, effective in April 2000.

     These changes are designed to best align our products with the strengths of individual members of our portfolio management team. At the same time, we will continue to emphasize the importance of staying true to each fund's stated objective and strategy and delivering what we promise to investors.

THE PERIOD IN REVIEW

     The stock market during the period November 1999 through April 2000 experienced two divergent phases--one marked by the continued strength in the technology sector, the other by a rotation into value stocks.

     The Nationwide Value Opportunities Fund performed well in both market phases, posting a gain of 19.5% for the period from December 29, 1999 (the Fund's inception date), through April 30, 2000; it easily outpaced its benchmark, the unmanaged Russell

2000 Index, which gained 4.9%. The Fund benefited from the stellar performance of technology stocks early in the period, as well as from the broadening of the market in March and April, when investors turned to more value-oriented stocks.

    The Morley Capital Accumulation Fund, a fund that attempts to maintain a stable net asset value, also outperformed its benchmark, despite steadily climbing interest rates during the six-month period. The Fed raised rates three times during the period in an attempt to slow the U.S. economy, and further rate hikes remain a possibility. The Morley Enhanced Income Fund, a short-term bond fund, trailed its benchmark by a small margin.

    In the high-yield bond market, a concentration in certain underperforming areas of the communications sector negatively impacted the Nationwide High Yield Bond Fund. While communications issues, as well as Internet service providers, performed poorly, Fund management remains convinced of the value of these areas of the market.

THE PERIOD AHEAD

    As we look ahead to the second half of the fiscal year, we realize that the markets' recent roller-coaster ride has shaken many investors who, for more than a decade, enjoyed a fairly comfortable rise. Now more than ever, investors--and those who serve them--need to feel comfortable that the firm to which they entrust their assets has a clear vision, a solid long-term plan, and the determination to follow both.

    We are committed to continuing to help our shareholders achieve their goals through a broad array of investment offerings and high-quality services, backed by the professionalism they have come to expect from Villanova Capital.


                                                  /s/ PAUL J. HONDROS
                                                  --------------------------
                                                      PAUL J. HONDROS
                                                      PRESIDENT
                                                      CHIEF EXECUTIVE OFFICER
                                                      VILLANOVA CAPITAL



CONTENTS                                                          [PHOTOGRAPH]


--                              --                             --
 1 Message to                   13 Statements of Assets        33 Trustees and
   Shareholders                    and Liabilities                Officers

--                              --
 2 Nationwide Value             16 Statements of
   Opportunities Fund              Operations

--                              --
 6 Nationwide High Yield        19 Statements of Changes
   Bond Fund                       in Net Assets

--                              --
 9 Morley Enhanced              22 Financial Highlights
   Income Fund

--                              --
11 Morley Capital               24 Notes to Financial
   Accumulation Fund               Statements

NATIONWIDE(R) MUTUAL FUNDS

VALUE OPPORTUNITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     For the period beginning December 29, 1999, the Fund's inception date, through April 30, 2000, the Nationwide Value Opportunities Fund (Institutional Service Class shares) returned 19.48%(*) vs. a return of 4.94% for the Russell 2000 Index, the benchmark index.

     It seems as if we now get full market cycles all in one quarter. The first quarter of the new millennium was a wild one; after a strong start for the "growth" stocks in the Russell 2000, the month of March brought a selloff in the high-tech areas and a resurgence of "value" stocks. Many of the strong leaders in technology and biotechnology reversed and headed down sharply, while the stocks termed "old economy" bounced off their lows. It remains to be seen whether this was just another rebound, only to fail, or if the move represents a change in investor sentiment. The "new economy" bulls staunchly believe in the tech stocks, while the value players are cautiously optimistic that a change is, indeed, at hand. Time will tell, however, and until new trends are established, volatility will remain with us.

     While it has been somewhat of a schizophrenic market, we are pleased to report that the Fund performed quite well. We have been expecting that the market would broaden out to include more than just a handful of "crazy" stocks, and we have felt that when that happened that the Fund was well positioned to participate. While the first quarter in particular could be segmented into the "growth" days of January and February vs. the "value" days of March, we are pleased to say that the Fund performed well in both markets.

     We continue to expect that the market will broaden out and that investors will come back to buy real companies again. Overall it seems that investor interest in small stocks is returning. Given that earnings growth for the Russell 2000 companies looks to be stronger than the S&P 500 companies for this year and next, it looks as though shifting some assets from large to small will finally reward investors. We believe this will continue throughout the year. Furthermore, we believe that growth investors will begin to broaden their holdings beyond the stocks that trade at ridiculous valuations and for which they had little justification for holding other than price momentum. Now that they may not be going up, investors will have to look elsewhere for earnings growth, which should be abundant in many areas. Again, we believe that the Fund is well positioned for this type of environment.

MARY C. CHAMPAGNE, CFA, AND
JEFFREY C. PETHERICK, CFA - PORTFOLIO MANAGERS

(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS
REINVESTED.

FUND VALUE $2,125,362


PORTFOLIO COMPOSITION
(Subject to Change)

 Repurchase Agreement  5.6%

 Common Stock         93.4%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                                          INSTITUTIONAL
           CLASS A                CLASS B                 SERVICE CLASS
YEARS     W/O SC(**)  W/SC(1)    W/O SC(**)   W/SC(2)      W/O SC(**)(3)

Life(*)     19.31%    12.45%       19.11%      14.11%          19.48%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.

(*)  FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

(**) THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.

1    A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.

2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.

3    NOT SUBJECT TO ANY SALES CHARGES.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 2  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                        [PICTURE OF SMALL AREA
                                                            OF U.S. CURRENCY]

STATEMENT OF INVESTMENTS NATIONWIDE(R) VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
(UNAUDITED)                                                       APRIL 30, 2000

SHARES          SECURITY                                   VALUE
COMMON STOCK (93.4%)
--------------------------------------------------------------------------------
AEROSPACE (1.9%)

      300    Allian Techsystems Inc.(*)                  $   20,888
      600    Goodrich (B.F.) Co.                             19,125
                                                         ----------
                                                             40,013
                                                         ----------
--------------------------------------------------------------------------------
CHEMICALS (3.8%)

    1,100    Catalytica, Inc.(*)                             12,238
      600    Cytec Industries, Inc.(*)                       18,075
    1,300    Engelhard Corp.                                 22,831
    1,000    Olin Corp.                                      17,750
      200    OM Group, Inc.                                   9,200
                                                         ----------
                                                             80,094
                                                         ----------
--------------------------------------------------------------------------------
COMMUNICATION (0.6%)

      400    Harris Corp.                                    12,925
                                                         ----------
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT (0.6%)

    1,000    Maxtor Corp.(*)                                 11,938
                                                         ----------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (5.2%)

      300    Axent Technologies, Inc.(*)                      6,038
      600    Complete Business Solutions(*)                  13,725
      600    Hyperion Solutions Corp.(*)                     18,196
      900    Informix Corp.(*)                                9,900
      500    JDA Software Group, Inc.(*)                      9,313
      400    Seagate Technology, Inc.(*)                     20,324
      600    Sungard Data Systems(*)                         20,737
      300    Synopsys, Inc.(*)                               12,600
                                                         ----------
                                                            110,833
                                                         ----------
--------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (2.0%)

      400    Elcor Corp.                                     12,725
      400    Jacobs Engineering Group, Inc.(*)               12,525
      400    Vulcan Materials Co.                            17,525
                                                         ----------
                                                             42,775
                                                         ----------
--------------------------------------------------------------------------------
CONSUMER PRODUCTS (1.0%)

      900    Alberto-Culver Co. Class A                      20,363
                                                         ----------
--------------------------------------------------------------------------------
ELECTRONIC PARTS & EQUIPMENT (3.6%)

      400    Cuno, Inc.(*)                                   10,850
      300    Harman International Industries, Inc.           19,613
      500    Litton Industries, Inc.(*)                      21,718
      400    Photronics, Inc.(*)                             13,325
      500    Primex Technologies, Inc.                       11,000
                                                         ----------
                                                             76,506
                                                         ----------


SHARES          SECURITY                                   VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
ELECTRONICS (3.5%)

      300    CTS Corp.                                   $   18,919
      900    Sensormatic Electronics Corp.(*)                15,019
      200    Teradyne, Inc.(*)                               21,999
      600    Thomas & Betts Corp.                            18,488
                                                         ----------
                                                             74,425
                                                         ----------
--------------------------------------------------------------------------------
FERTILIZERS (0.2%)

      100    The Scotts Co.(*)                                3,613
                                                         ----------
--------------------------------------------------------------------------------
FINANCIAL/BANKS (5.1%)

      900    BancWest Corp.                                  16,481
      700    Bank United Corp.                               23,231
      900    City National Corp.                             33,131
      300    Commerce Bancorp, Inc.                          11,906
      200    Greater Bay Bancorp                              8,503
      700    Hudson United Bancorp                           15,794
                                                         ----------
                                                            109,046
                                                         ----------
--------------------------------------------------------------------------------
FINANCIAL/MISCELLANEOUS (3.3%)

      300    Affiliated Managers Group, Inc.(*)              12,038
      600    Americredit Corp.(*)                            11,213
      400    Federated Investors, Inc.                       11,300
      700    Heller Financial, Inc.                          13,606
      200    Investment Technology Group(*)                   7,500
      400    Metris Cos., Inc.(*)                            14,999
                                                         ----------
                                                             70,656
                                                         ----------
--------------------------------------------------------------------------------
GOLD (0.9%)

      800    Newmont Mining Corp.                            18,750
                                                         ----------
--------------------------------------------------------------------------------
HEALTH CARE (6.8%)

    1,200    Amerisource Health Corp. Class A(*)             23,999
    1,100    Apria Healthcare Group, Inc.(*)                 15,331
      300    Beckman Coulter, Inc.                           19,444
      600    Cooper Co., Inc.                                20,175
      500    First Health Group Corp.(*)                     15,219
    1,400    Health Mgmt Associates Inc.(*)                  22,312
      800    Hooper Holmes, Inc.                             13,900
      500    Sybron International Corp.-Wisconsin(*)         15,563
                                                         ----------
                                                            145,943
                                                         ----------
--------------------------------------------------------------------------------
INSURANCE (4.5%)

    1,100    Annuity And Life Re Ltd.                        23,788
      600    Arthur J. Gallagher & Co.                       22,350
    1,200    Everest Re Group Ltd.                           35,099
      500    Stancorp Financial Group                        14,563
                                                         ----------
                                                             95,800
                                                         ----------

                                N A T I O N W I D E M U T U A L F U N D S 3 S E M I - A N N U A L R E P O R T

STATEMENT OF INVESTMENTS NATIONWIDE(R) VALUE OPPORTUNITIES FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                                                       APRIL 30, 2000

SHARES          SECURITY                                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
MACHINERY (1.6%)

      600    Astec Industries, Inc.(*)                   $   15,075
    1,300    Flowserve Corp.                                 18,363
                                                         ----------
                                                             33,438
                                                         ----------
--------------------------------------------------------------------------------
MANUFACTURING/DIVERSIFIED (0.6%)

      400    Gentex Corp.(*)                                 12,900
                                                         ----------
--------------------------------------------------------------------------------
Oil & Gas (4.7%)

    1,600    Key Energy Group, Inc.(*)                       15,600
      200    Lone Star Technologies, Inc.(*)                  9,225
      800    Newfield Exploration Co.(*)                     32,500
      800    Santa Fe International Corp.                    27,500
      500    Valero Energy Corp.                             14,500
                                                         ----------
                                                             99,325
                                                         ----------
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (1.5%)

      400    Bowater, Inc.                                   22,000
      200    Temple-Inland, Inc.                             10,025
                                                         ----------
                                                             32,025
                                                         ----------
--------------------------------------------------------------------------------
PHARMACEUTICALS (1.1%)

      500    Idexx Laboratories, Inc.(*)                     13,125
      200    QLT Phototherapeutics, Inc.(*)                  11,113
                                                         ----------
                                                             24,238
                                                         ----------
--------------------------------------------------------------------------------
PRINTING & PUBLISHING (2.9%)

      400    Houghton Mifflin Co.                            16,625
    1,200    R. H. Donnelley Corp.(*)                        24,000
      600    Valassis Communications, Inc.(*)                20,438
                                                         ----------
                                                             61,063
                                                         ----------
--------------------------------------------------------------------------------
REAL ESTATE (1.4%)

      600    Jones Lang Lasalle, Inc.(*)                      9,563
      700    Storage USA, Inc.                               20,475
                                                         ----------
                                                             30,038
                                                         ----------
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (4.3%)

      600    Avalon Bay Communities, Inc.                    23,475
      800    Liberty Property Trust, Inc.                    19,800
    1,000    Pacific Gulf Properties-Pag Inc.                21,500
    1,100    Prentiss Properties Trust                       26,125
                                                         ----------
                                                             90,900
                                                         ----------



SHARES          SECURITY                                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
RESTAURANTS (3.0%)

      800    CEC Entertainment, Inc.                     $   24,000
      660    Morrison Management Specialists, Inc.           18,274
    1,000    Wendy's International, Inc.                     22,375
                                                         ----------
                                                             64,649
                                                         ----------
--------------------------------------------------------------------------------
RETAIL (5.5%)

    3,000    Charming Shoppes(*)                             20,250
      800    Family Dollar Stores                            15,250
      700    Footstar, Inc.(*)                               26,030
      700    Jones Apparel Group, Inc.(*)                    20,781
      600    Men's Wearhouse(*)                              12,863
    1,900    Venator Group, Inc.(*)                          22,563
                                                         ----------
                                                            117,737
                                                         ----------
--------------------------------------------------------------------------------
RETAIL/FOOD & DRUG (1.0%)

    1,000    Supervalu, Inc.                                 20,688
                                                         ----------
--------------------------------------------------------------------------------
SEMICONDUCTORS (2.1%)

      400    Actel Corp.(*)                                  14,724
    1,000    S3, Inc.(*)                                     14,063
      100    Varian Semiconductor Equipment
              Associates, Inc.(*)                             6,725
      100    Vishay Intertechnology, Inc.(*)                  8,388
                                                         ----------
                                                             43,900
                                                         ----------
--------------------------------------------------------------------------------
SERVICES (4.2%)

      300    American Management Systems, Inc.(*)            11,100
    1,200    Burns International Services(*)                 13,050
      500    Ceridian Corp.(*)                               10,844
      500    Manpower, Inc.                                  17,656
      300    Modis Professional Services(*)                  13,125
      600    Nova Corp.(*)                                   18,975
      100    S1 Corp.(*)                                      5,431
                                                         ----------
                                                             90,181
                                                         ----------
--------------------------------------------------------------------------------
STEEL (1.2%)

      600    Harsco Corp.                                    17,813
      300    Stillwater Mining Co.(*)                         8,400
                                                         ----------
                                                             26,213
                                                         ----------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.5%)

      200    ITC DeltaCom, Inc.(*)                            6,575
      600    P-Com, Inc.(*)                                   6,488
      800    Tetra Technology, Inc.(*)                       18,850
                                                         ----------
                                                             31,913
                                                         ----------

 4  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                        [PICTURE OF SMALL AREA
                                                            OF U.S. CURRENCY]

STATEMENT OF INVESTMENTS NATIONWIDE(R) VALUE OPPORTUNITIES FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                                                       APRIL 30, 2000

SHARES          SECURITY                                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
TEXTILES (2.4%)

    1,300    Russell Corp.                               $   25,512
      600    Springs Industries, Inc. Class A                24,638
                                                         ----------
                                                             50,150
                                                         ----------
--------------------------------------------------------------------------------
TRANSPORTATION (5.5%)

      900    Atlas Air, Inc.(*)                              31,443
    1,200    Kirby Corp.(*)                                  24,825
      400    Oshkosh Truck Corp.                             12,600
      700    Tidewater Inc.                                  20,825
      600    USFreightways Corp.                             27,975
                                                         ----------
                                                            117,668
                                                         ----------
--------------------------------------------------------------------------------
UTILITIES (5.9%)

      400    American States Water Co.                       12,050
      900    Idacorp, Inc.                                   33,187
      500    New Jersey Resources Corp.                      20,125
    1,000    NSTAR                                           44,062
      600    Washington Gas Light Co.                        15,375
                                                         ----------
                                                            124,799
                                                         ----------
TOTAL COMMON STOCK (COST $1,846,365)                     $1,985,505
                                                         ----------


PRINCIPAL        SECURITY                                   VALUE
REPURCHASE AGREEMENT (5.6%)
--------------------------------------------------------------------------------

$118,000     Fifth Third Bank 5.78%, 05/01/00,
             Collateralized by $845,256 FNMA Pool
             #303741, 7.00%, 02/01/11 and $999,000
             FNMA Pool #4060067, 6.50%, 08/01/24,
             market value $1,723,000 (cost $1,723,000)    $ 118,000
                                                         ----------

TOTAL REPURCHASE AGREEMENT (COST $118,000)                  118,000
                                                         ----------

TOTAL INVESTMENTS (COST $1,964,365)                      $2,103,505
                                                         ==========

-----------------------------------------------------------------
THE ABBREVIATION IN THE ABOVE STATEMENT STANDS FOR THE FOLLOWING:
    FNMA       FEDERAL NATIONAL MORTGAGE ASSOCIATION

(*) DENOTES A NON-INCOME PRODUCING SECURITY.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                N A T I O N W I D E M U T U A L F U N D S 5 S E M I - A N N U A L R E P O R T

NATIONWIDE(R) MUTUAL FUNDS

HIGH YIELD BOND FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

         For the period beginning December 29, 1999, the Fund's inception date, through April 30, 2000, the Nationwide High Yield Bond Fund (Institutional Service Class shares) returned -3.2%(*) vs. -1.4% for the CS First Boston High Yield Index, the benchmark index (for the period January 1, 2000 - April 30,
2000).

         Underperformance of the Fund during the period was due to two factors: the start up transaction costs of the Fund in January, as well as sector underperformance in March. Transaction costs in the high yield market are between one and one-half point per transaction, and as we are priced on the bid side, asset values are reduced by this amount on a Net Asset Value basis. In March, the high yield market traded off and was further quoted down in response to the sharp volatility on Nasdaq. Market makers quoted sharply lower prices of the more liquid issues and new-issue supply, combined with cash outflows, contributed to the market decline. The Fund was impacted more than the overall market due to our concentration in communications sectors - Fixed, Mobile, and Internet Service Provider.

         While the communications sectors underperformed during the first quarter, we believe those areas continue to offer value. We have concentrated on larger credits with adequate funding for build out. In fixed communications, larger holdings include Netia, located in Poland. In mobile communications, holdings include AT&T affiliate TeleCorp PCS, as well as Airgate PCS (a Sprint affiliate), and Global Crossing, which has domestic and international focus. Our greatest overweight is with the Internet Service Providers. Positions include PSINet, Exodus, and Rhythms Netconnections. Our focus on this sector favors companies that provide software, services, communications technology, and delivery for the Internet. We anticipate that we will increase our exposure to those companies that will help facilitate the Web's overall growth.

CURTISS O. BARROWS, CHFC - PORTFOLIO MANAGER
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS REINVESTED.

FUND VALUE $100,763,995

PORTFOLIO COMPOSITION
(Subject to Change)

Warrants             0.2%
Preferred Stock      0.7%
Bonds               99.1%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

           CLASS A               CLASS B               INSTITUTIONAL
YEARS     W/O SC(**)  W/SC(1)   W/O SC(**)  W/SC(2)    SERVICE CLASS(**)(3)
  Life(*)   -3.88%    -8.19%      -4.13%    -8.79%          -3.20%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.

(*)      FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

(**)     THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.

 1       A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.

 2 A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.

 3       NOT SUBJECT TO ANY SALES CHARGES.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.




6  N A T I O N W I D E  M U T U A L  F U N D S
   S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

STATEMENT OF INVESTMENTS NATIONWIDE(R) HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
(UNAUDITED)                                                      APRIL 30, 2000

PRINCIPAL                SECURITY                                VALUE
CONVERTIBLE BONDS  (1.4%)
--------------------------------------------------------------------------------
TECHNOLOGY  (1.4%)

$ 750,000    Juniper Networks, 4.75%, 03/15/07               $   687,188
1,000,000    Orckit Communications, 5.75%,
                 04/01/05                                        761,250
                                                             -----------
TOTAL CONVERTIBLE BONDS (cost $1,592,375)                      1,448,438
                                                             -----------

U. S. CORPORATE BONDS  (61.1%)
--------------------------------------------------------------------------------
CABLE (3.5%)

3,000,000    Adelphia Communications, Inc.,
                 7.875%, 05/01/09                              2,561,250
1,750,000    Charter Communications Holdings
                 LLC, 11.75%, 01/15/10                           962,500
                                                             -----------
                                                               3,523,750
                                                             -----------

--------------------------------------------------------------------------------
CHEMICALS  (3.9%)

4,000,000    Lyondell Chemical Co., 9.625%, 05/01/07           3,945,000
                                                             -----------

--------------------------------------------------------------------------------
COMMUNICATION/FIXED  (7.8%)

4,000,000    Global Crossing Holding Ltd., 9.50%,
                 11/15/09                                      3,900,000
2,000,000    Maxcom Telecomunications, 13.75%,
                 04/01/07                                      1,980,000
2,000,000    Williams Communications Group, Inc.,
                 10.875%, 10/01/09                             2,010,000
                                                             -----------
                                                               7,890,000
                                                             -----------

--------------------------------------------------------------------------------
COMMUNICATION/ISP  (15.4%)

2,000,000    Exodus Communications, Inc., 10.75%,
                 12/15/09                                      1,995,000
4,000,000    Metricom, Inc., 13.00%, 02/15/10                  3,285,000
3,000,000    Mpower Communications, Inc., 13.00%,
                 04/01/10                                      2,760,000
1,000,000    PSINet, Inc., 10.50%, 12/01/06                      877,500
3,500,000    PSINet, Inc., 10.00%, 02/15/05                    3,097,500
1,500,000    Rhythms Netconnections, 12.75%, 04/15/09          1,267,500
2,500,000    Rhythms Netconnections, 14.0%, 02/15/10           2,212,500
                                                             -----------
                                                              15,495,000
                                                             -----------

--------------------------------------------------------------------------------
COMMUNICATION/MOBILE  (5.1%)

2,000,000    Airgate Pcs, Inc., 13.50%, 10/01/09               1,165,000
4,000,000    Telecorp PCS, Inc., 11.625%, 04/15/09             2,620,000
2,500,000    US Unwired, Inc., 0.00%, 11/01/09                 1,400,000
                                                             -----------
                                                               5,185,000
                                                             -----------

--------------------------------------------------------------------------------
ENERGY  (2.0%)

2,000,000    Eott Energy Partners, 11.00%, 10/01/09            2,005,000
                                                             -----------

--------------------------------------------------------------------------------
HEALTH CARE  (1.7%)

2,000,000    Insight Health Services, 9.625%, 06/15/08         1,720,000
                                                             -----------

--------------------------------------------------------------------------------
GAMING  (1.6%)

 2,000,000    Circus, Circus,  7.625%, 07/15/13                1,590,000
                                                             -----------

--------------------------------------------------------------------------------
MEDIA  (2.4%)

4,000,000    Fox Family Worldwide, Inc.,
                 10.25%, 11/01/07                              2,440,000
                                                             -----------

PRINCIPAL                SECURITY                                VALUE
U. S. CORPORATE BONDS  (CONTINUED)
--------------------------------------------------------------------------------
METALS & MINING  (0.6%)

$ 680,000    Asarco, Inc. 8.50%, 05/01/25                    $   567,007
                                                             -----------

--------------------------------------------------------------------------------
SERVICES  (4.0%)

2,500,000    American Plumbing & Mechanic, 11.625%,
                 10/15/08                                      2,206,250
2,000,000    United Rentals, Inc., 9.25%, 01/15/09             1,805,000
                                                             -----------
                                                               4,011,250
                                                             -----------

--------------------------------------------------------------------------------
SUPERMARKET  (2.0%)

2,000,000    Stater Brothers Holdings, 10.75%, 08/15/06        1,985,000
                                                             -----------

--------------------------------------------------------------------------------
TECHNOLOGY  (7.5%)

4,000,000    Globix Corp., 12.50%, 02/01/10                    3,520,000
2,500,000    Verio, Inc., 10.625%, 11/15/09                    2,393,750
3,000,000    Wam!Net, Inc., 0/13.25%, 03/01/05                 1,650,000
                                                               7,563,750
                                                             -----------

--------------------------------------------------------------------------------
TRANSPORTATION  (1.6%)

2,000,000    American Commercial Lines, 10.25%,
                 06/30/08                                      1,660,000
                                                             -----------

--------------------------------------------------------------------------------
UTILITIES  (2.0%)

2,000,000    Orion Power Holdings, 12.00%, 05/01/10            2,005,000
                                                             -----------

TOTAL CORPORATE BONDS (cost $65,602,854)                      61,585,757
                                                             -----------

FOREIGN BOND  (36.6%)
--------------------------------------------------------------------------------
CABLE  (9.2%)

2,000,000    Cablevision SA, 13.75%, 05/01/09                  1,915,000
2,000,000    Jazztel PLC, 14.00%, 04/01/09                     2,050,000
3,500,000    Telewest Communications, 11.375%,
                 02/01/10                                      1,960,000
5,000,000    United Pan-Europe Communications,
                 13.75%, 02/01/10                              2,400,000
1,000,000       United Pan Europe, 11.25%, 02/01/10              930,000
                                                             -----------
                                                               9,255,000
                                                             -----------

--------------------------------------------------------------------------------
COMMUNICATION/FIXED  (9.6%)

2,000,000    Bestel, 12.75%, 05/15/05                          1,520,000
5,000,000    Netia Holdings, 10.25%, 11/01/07                  4,212,500
2,000,000    Tele1 Europe, 13.00%, 05/15/09                    2,050,000
2,000,000    Viatel, Inc., 11.25%, 04/15/08                    1,820,000
                                                             -----------
                                                               9,602,500
                                                             -----------

--------------------------------------------------------------------------------
COMMUNICATION/MOBILE  (7.2%)

3,000,000    CTI Holdings SA, 11.50%, 04/15/08                 1,860,000
2,000,000    Nuevo Grupo Iusacell, 14.25%, 12/01/06            2,090,000
3,000,000    Occidente Y Caribe Celullar SA,
                 14.00%, 03/15/04                              1,860,000
2,000,000    PTC International Finance, 10.75%,
                 07/01/07, Poland                              1,420,000
                                                             -----------
                                                               7,230,000
                                                             -----------

                                  N A T I O N W I D E M U T U A L F U N D S 7 S E M I - A N N U A L R E P O R T

STATEMENT OF INVESTMENTS NATIONWIDE(R) HIGH YIELD BOND FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                                                      APRIL 30, 2000

PRINCIPAL       SECURITY                                         VALUE
FOREIGN BOND  (CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL/BANKS  (1.9%)

$2,000,000   Cho Hung Bank, 11.50%, 04/01/10                $  1,960,000
                                                            ------------

--------------------------------------------------------------------------------
METALS & MINING  (2.6%)

3,000,000    Hylsa Sa De Cv, 9.25%, 9/15/07,
                 Callable 9/15/02 @ 104.62,
                 9/15/03 @ 103.08                              2,617,500
                                                            ------------

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS  (4.0%)

4,000,000    Kappa Beheer, 10.625%, 07/15/09                   4,080,000
                                                            ------------

--------------------------------------------------------------------------------
TRANSPORTATION  (2.1%)

2,500,000    Cenargo International, 9.75%, 06/15/08            2,100,000
                                                            ------------
TOTAL FOREIGN BOND (cost $37,795,002)                         36,845,000
                                                            ------------

PRINCIPAL       SECURITY                                         VALUE
PREFERRED STOCK  (0.7%)
--------------------------------------------------------------------------------
COMMUNICATION/ISP  (0.7%)

$  10,000    Rhythms Netconnections                         $    655,000
                                                            ------------
TOTAL PREFERRED STOCK                                            655,000
                                                            ------------

WARRANT  (0.2%)
--------------------------------------------------------------------------------
COMMUNICATION/ISP  (0.1%)

    4,000    Metricom, Inc.                                       80,000
                                                            ------------

--------------------------------------------------------------------------------
TECHNOLOGY  (0.1%)

    9,000    Wam!Net, Inc.                                       104,625
                                                            ------------
TOTAL WARRANT (cost $97,500)                                     184,625
                                                            ------------

TOTAL INVESTMENT (cost $106,025,231)                        $100,718,820
                                                            ============

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
    Cv         Inc./Corp.
    ISP        Internet Service Provider
    SA         Societa Anonyme

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





8        N A T I O N W I D E  M U T U A L  F U N D S
         S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

NATIONWIDE MUTUAL FUNDS

MORLEY ENHANCED INCOME FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

         From its commencement of operations on December 29, 1999, through April 30, 2000, the Morley Enhanced Income Fund (Institutional Service Class shares) returned 1.29%(*) vs. 1.76% during the same period for the Lipper Ultra-Short Fund Index, the Fund's benchmark index.

         During this period, interest rates increased steadily and substantially as the Federal Reserve acted to moderate the pace of economic growth. The U.S. Treasury's announcement of government debt buybacks has caused the government securities, which the Fund sells in order to hedge its market-value risk, to perform better on a relative basis than the securities that the Fund buys to produce extra yield for shareholders. This erosion of the Fund's hedge basis has led to a decrease in per-share net asset value from $10.00 at the Fund's inception to $9.94 at the end of the period. It has also caused the net underperformance of the Fund vs. its benchmark during the period, even though the Fund has substantially outperformed its benchmark in two of the four months since inception. The Fund has also substantially outperformed unhedged intermediate-term bond funds and indices comprised of securities comparable to those held by the Fund. Overall, the Fund's hedging program has enabled it to avoid the more substantial damage that this year's increase in interest rates would otherwise have caused to market its value. It has also maintained the effective duration of the Fund (and, therefore, its price sensitivity to adverse changes in interest rates) at very modest levels.

         The Fund held seasoned and relatively short-duration mortgage-backed securities to resist adverse market movements during the period. The Fund's securities, issued primarily by Federal National Mortgage Association, combine high credit quality with stable cash flows and steady duration. By contrast, the Fund's holdings of callable securities issued by Federal Home Loan Bank, another government agency, and other high-quality corporate issues were somewhat more vulnerable to the rise in rates and the wider spreads that marked the period.

         During the period that is the subject of this report to shareholders, the Fund has endeavored to capitalize on generally high interest rates by purchasing agency-issued mortgage securities offering stable duration and cash flow characteristics.

THOMAS F. MITCHELL AND TAYLOR E. DRAKE - PORTFOLIO MANAGERS
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS
REINVESTED.

FUND VALUE $11,151,652

PORTFOLIO COMPOSITION
(Subject to Change)

Commercial Paper              2.7%
Corporate Bonds               4.6%
Repurchase Agreement          6.5%
U.S. Government Obligations  86.2%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

           CLASS A                        INSTITUTIONAL       INSTITUTIONAL
YEARS     w/o SC(**)        w/SC(1)      SERVICE CLASS(2)        CLASS(2)
--------------------------------------------------------------------------------
Life(*)      1.14%          -3.40%            1.29%              1.40%
--------------------------------------------------------------------------------

ALL FIGURES SHOWING THE EFFECTS OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.

(*)      FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

(**)     THESE RETURNS DO NOT REFLECT THE EFFECTS OF A SALES CHARGE.

 1       A 4.50% FRONT-END SALES CHARGE WAS DEDUCTED.

 2       NOT SUBJECT TO ANY SALES CHARGES.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                                  N A T I O N W I D E M U T U A L F U N D S 9 S E M I - A N N U A L R E P O R T

STATEMENT OF INVESTMENTS MORLEY ENHANCED INCOME FUND
--------------------------------------------------------------------------------
(UNAUDITED)                                                      APRIL 30, 2000

PRINCIPAL           SECURITY                                VALUE
COMMERCIAL PAPER (2.7%)
--------------------------------------------------------------------------------
   $300,000  Ford Motor Credit Co., 6.00%,
             05/12/00 (cost $299,457)                    $   299,408
                                                         -----------

CORPORATE BONDS (4.6%)
--------------------------------------------------------------------------------

    500,000  Bank of America, 8.125%,
             02/01/02 (cost $506,797)                        504,423
                                                         -----------

U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS (86.2%)
--------------------------------------------------------------------------------
GOVERNMENT AGENCY (59.7%)

  1,000,000  FHLB, 7.00%, 01/29/03                           989,510
  1,000,000  FHLB, 7.05%, 02/11/03                           991,891
    825,000  FNMA, 5.89%, 04/06/04                           785,016
                                                         -----------
TOTAL GOVERNMENT AGENCY (cost $2,788,396)                  2,766,417
                                                         -----------

GOVERNMENT SPONSORED AND AGENCY-COLLATERALIZED MORTGAGE
OBLIGATIONS (26.5%)
--------------------------------------------------------------------------------
 2,000,000   FHLMC REMIC, Series 2198-PA,
             6.75%, 08/15/16                               1,971,460
 1,000,000   FNMA REMIC, Series 92-011J,
             7.00%, 12/25/06                                 994,592
 1,022,332   FNMA 15 Year, Pool 253106,
             7.00%, 02/01/07                               1,004,708
 1,875,115   FNMA 15 Year, Pool 190255,
             6.50%, 02/01/09                               1,816,825
   984,314   FNMA 15 Year, Pool 436784,
             6.50%, 11/01/09                                 955,178
                                                         -----------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY-
COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,786,649)      6,742,763
                                                         -----------
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS                                         9,509,180
                                                         -----------

PRINCIPAL           SECURITY                                VALUE
REPURCHASE AGREEMENT (6.5%)
--------------------------------------------------------------------------------
 $712,000    Fifth Third Bank 5.78%, 05/01/00,
             Collateralized by $733,828 FNMA
             Pool #528595, 7.50%, 01/15/30,
             market value $733,828 (cost $712,000)       $   712,000
                                                         -----------
TOTAL INVESTMENTS (cost $11,093,299)                     $11,025,011
                                                         ===========
--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
      FHLB  Federal Home Loan Bank System
      FHLMC Federal Home Loan Mortgage Corp.
      FNMA  Federal National Mortgage Association
      REMIC Real Estate Mortgage Investment Conduit

At April 30, 2000 the Fund's open futures contracts were as follows:

                                                                   UNREALIZED
                                                MARKET VALUE      APPRECIATION
NUMBER OF                                        COVERED BY      (DEPRECIATION)
CONTRACTS     CONTRACT TYPE(**)  EXPIRATION      CONTRACTS        AT 04/30/00
--------------------------------------------------------------------------------
    36        US Treasury         06/21/00       $7,100,438          $7,515
              2 Year Note
    29        US Treasury         06/21/00        2,829,766          (9,680)
              5 Year Note

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENT OF NET ASSETS.

(**)CASH PLEDGED AS COLLATERAL.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

NATIONWIDE(R) MUTUAL FUNDS

MORLEY CAPITAL ACCUMULATION FUND

MANAGEMENT DISCUSSION OF PERFORMANCE

         For the six-month period ended April 30, 2000, the Morley Capital Accumulation Fund (Institutional Class shares) returned 2.77%(*) vs. 2.68% for the Lipper Money Fund Index, the benchmark index. The Fund experienced no fluctuation of its $10.00 per share net asset value during the period.

         During the six-month period, the Fund outperformed its benchmark index despite a steady and substantial increase in interest rates as the Federal Reserve acted to moderate the pace of economic growth. Also during this period, the U.S. Treasury's announcement of government debt buybacks has prompted a rally in longer government bonds. The combination of these two factors has created an inverted yield curve for government securities, with the peak in rates occurring in the two to five year sector. The Fund's target duration range is two to three and a half years, so the Fund has been operating in the least favorable area of the yield curve. Despite these factors, which have limited the Fund's performance relative to more favored sectors of the market, the Fund has posted the positive returns noted above thanks to the book value maintenance ("wrap") contracts to which the Fund is a party. The Fund has also comfortably outperformed non-stable value bond funds and indices comprised of securities of comparable credit quality and duration.

         The Fund's holdings of seasoned and relatively short-duration mortgage-backed securities proved most resistant to adverse market movements during the period. These securities, issued by Federal National Mortgage Association and Federal Home Loan Mortgage Corp., combine high credit quality with stable cash flows and steady duration, and they comprise the Fund's largest group of holdings. By contrast, the Fund's holdings of corporate securities were more affected by the rise in rates and the wider spreads that marked the period.

         The Fund experienced growth in net assets of almost 90% during the period. Acting to capitalize on generally higher interest rates, the Fund continued to invest primarily in agency-issued mortgage-backed securities offering stable duration and cash flow characteristics. The Fund also sold its callable agency securities in favor of corporate issues offering greater yields and wider spreads.

THOMAS F. MITCHELL AND TAYLOR E. DRAKE - PORTFOLIO MANAGERS
(*) PERFORMANCE WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS
REINVESTED.

FUND SHARE $15,051,571

PORTFOLIO COMPOSITION
(Subject to Change)

Wrapper Contracts              2.5%
Commercial Paper               3.3%
Repurchase Agreement           4.9%
Corporate Bonds               15.5%
U.S. Government Obligations   73.8%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2000)

                                   INSTITUTIONAL
YEARS         SERVICE CLASS(1)     CLASS                IRA SHARES
--------------------------------------------------------------------------------
       1      5.04%                5.45%                5.03%
--------------------------------------------------------------------------------
 Life(*)      5.01%                5.43%                5.01%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE ARE NO SALES CHARGES ON THE SHARES OF THE MORLEY CAPITAL ACCUMULATION FUND.

(*)      FUND COMMENCED OPERATIONS ON FEBRUARY 1, 1999.

 1       THE SERVICE CLASS WAS FORMERLY KNOWN AS THE INSTITUTIONAL SERVICE
         CLASS.




                                 N A T I O N W I D E   M U T U A L  F U N D S
                                 S E M I - A N N U A L  R E P O R T           11

STATEMENT OF INVESTMENTS MORLEY CAPITAL ACCUMULATION FUND
--------------------------------------------------------------------------------
(UNAUDITED)                                                      APRIL 30, 2000

PRINCIPAL           SECURITY                                VALUE
COMMERCIAL PAPER (3.3%)
--------------------------------------------------------------------------------
$  500,000   American Express Credit Corp., 6.00%,
             5/4/00 (cost $499,756)                      $   499,675
                                                         -----------

CORPORATE BONDS (15.5%)
--------------------------------------------------------------------------------
   600,000   Associates Corp., 6.69%,
             04/01/03                                        585,659
   625,000   Bank of America, 5.75%,
             03/01/04                                        583,106
   600,000   Norwest Financial, 5.375%,
             09/30/03                                        559,663
   600,000   Wachovia Corp., 6.70%, 06/21/04                 582,997
                                                         -----------

TOTAL CORPORATE BONDS (cost $2,331,185)                    2,311,425
                                                         -----------

U.S. GOVERNMENT SPONSORED AND AGENCY-
COLLATERALIZED MORTGAGE OBLIGATIONS (73.8%)
--------------------------------------------------------------------------------
   677,918   FHLMC 15 Year, Pool E74820,
             6.00%, 01/01/09                                 646,203
 1,457,389   FHLMC 15 Year, Pool G10665,
             7.00%, 03/01/12                               1,425,908
   969,952   FHLMC 15 Year, Pool E00241,
             6.00%, 10/01/08                                 924,574
 1,167,071   FHLMC 15 Year, Pool E00616,
             6.00%, 01/01/14                               1,095,261
   972,062   FNMA 15 Year, Pool 496705,
             6.50%, 08/01/06                                 944,051
 1,101,860   FNMA 10 Year, Pool 252318,
             6.00%, 02/01/09                               1,046,436
 1,086,672   FNMA 15 Year, Pool 303880,
             7.00%, 05/01/11                               1,063,457
 1,052,444   FNMA 15 Year, Pool 313409,
             6.50%, 03/01/12                               1,013,473
 1,903,018   FNMA REMIC, Series 24-BA,
             6.00%, 11/18/23                               1,820,475
 1,123,464   GNMA REMIC, Series 18-B,
             6.25%, 07/16/26                               1,052,416
                                                         -----------

TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY-
COLLATERALIZED MORTGAGE OBLIGATIONS (cost $11,383,311)    11,032,254
                                                         -----------

PRINCIPAL           SECURITY                                VALUE
REPURCHASE AGREEMENT (4.9%)
--------------------------------------------------------------------------------
$  735,000   Fifth Third Bank 5.78%,
             05/01/00, Collateralized by $750,240
             FNMA Pool #303741, 7.00%,
             02/01/11, market value $750,240
             (cost $735,000)                             $   735,000
                                                         -----------

TOTAL INVESTMENTS (cost $14,949,252)                     $14,578,354
                                                         ===========

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
    FHLMC    Federal Home Loan Mortgage Corp.
    FNMA     Federal National Mortgage Association
    GNMA     Government National Mortgage Association
    REMIC    Real Estate Mortgage Investment Conduit

VALUE OF WRAP CONTRACTS:
Wrap contract with Bank of America NT&SA                 $   126,240
Wrap contract with Deutsche Bank America                     126,240
Wrap contract with Transamerica Life Insurance Company       126,240
                                                         -----------
TOTAL WRAPPER CONTRACTS                                  $   378,720
                                                         ===========

WRAP CONTRACTS: EACH WRAP CONTRACT OBLIGATES THE WRAPPER PROVIDER TO MAINTAIN THE BOOK VALUE OF A PORTION OF THE FUND'S ASSETS UPON THE OCCURRENCE OF CERTAIN SPECIFIED EVENTS. VALUE OF WRAP CONTRACTS IS THE FAIR VALUE AS DETERMINED UNDER VALUATION PROCEDURES APPROVED BY THE TRUST'S BOARD OF TRUSTEES.

PORTFOLIO HOLDING PERCENTAGES REPRESENT MARKET VALUE AS A PERCENTAGE OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12   N A T I O N W I D E   M U T U A L  F U N D S
     S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(UNAUDITED)                                                      APRIL 30, 2000

                                                                                                VALUE             HIGH YIELD
                                                                                        OPPORTUNITIES                   BOND
                                                                                             FUND (a)               FUND (a)
                                                                                        -------------           ------------
ASSETS:
Investments in securities, unaffiliated, at value (cost $1,846,365, $106,025,231)          $1,985,505           $100,718,820
Repurchase Agreements, at value (cost $118,000)                                               118,000                     --
Cash                                                                                              552                     --
Receivable for investment securities sold                                                      24,864                     --
Receivable from Adviser                                                                        13,417                    400
Interest and dividends receivable                                                                 708              2,518,788
Prepaid and other assets                                                                       16,843                 36,582
                                                                                           ----------           ------------
    Total Assets                                                                            2,159,889            103,274,590
                                                                                           ----------           ------------
LIABILITIES:
Cash overdrafts                                                                                    --              2,433,701
Payable for investment securities purchased                                                     5,816                     --
Accrued expenses and other payables:
Investment management fees                                                                      1,133                 45,158
Fund administration fees                                                                        6,148                  6,148
Transfer agent fees                                                                                16                    762
Distribution fees                                                                                 497                    485
Other                                                                                          20,917                 24,341
                                                                                           ----------           ------------
    Total Liabilities                                                                          34,527              2,510,595
                                                                                           ----------           ------------
NET ASSETS                                                                                 $2,125,362           $100,763,995
                                                                                           ==========           ============

NET ASSETS:
Capital                                                                                     1,887,948            105,392,038
Undistributed net investment income                                                             1,008                     --
Net unrealized appreciation (depreciation) from investments                                   139,140             (5,306,411)
Accumulated undistributed net realized gains from investment transactions                      97,266                678,367
                                                                                           ----------           ------------
NET ASSETS                                                                                 $2,125,362           $100,763,995
                                                                                           ----------           ------------

NET ASSETS:
Class A                                                                                    $  798,951           $  2,469,192
Class B                                                                                       468,561                  9,732
Institutional Service                                                                         857,850             98,285,071
                                                                                           ----------           ------------
Total                                                                                      $2,125,362           $100,763,995
                                                                                           ==========           ============

SHARES OUTSTANDING (unlimited number of shares authorized):
Class A                                                                                        67,074                264,636
Class B                                                                                        39,340                  1,043
Institutional Service                                                                          71,969             10,472,870
                                                                                           ----------           ------------
Total                                                                                         178,383             10,738,549
                                                                                           ==========           ============

NET ASSET VALUE PER SHARE:
Class A                                                                                    $    11.91           $       9.33
Class B                                                                                    $    11.91           $       9.33
Institutional Service                                                                      $    11.92           $       9.38
OFFERING PRICE (100%/(100%-Maximum Sales Charge)
    of net asset value adjusted to nearest cent per share):
Class A(*)                                                                                 $    12.64           $       9.77
Class B(**)                                                                                $    11.91           $       9.33
Institutional Service(***)                                                                 $    11.92           $       9.38
                                                                                           ----------           ------------
Maximum sales charge - Class A                                                                   5.75%                  4.50%
                                                                                           ==========           ============

  (*)    CLASS A SHARES INCLUDE A FRONT-END SALES CHARGE.
 (**) FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME SHARES ARE HELD.
(***)    INSTITUTIONAL SERVICE CLASS SHARES ARE NOT SUBJECT TO ANY SALES CHARGE.
  (A)    FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                N A T I O N W I D E M U T U A L F U N D S 13 S E M I - A N N U A L R E P O R T

STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
-------------------------------------------------------------------------------
(UNAUDITED)                   APRIL 30, 2000

                                                                                    MORLEY
                                                                                  ENHANCED
                                                                                    INCOME
                                                                                  FUND (a)
-----------------------------------------------------------------------------------------------
ASSETS:

Investments in securities, unaffiliated, at value (cost $10,081,841)           $10,013,603
Investments in short-term securities, at value (cost $299,458)                     299,408
Repurchase Agreements, at value (cost $712,000)                                    712,000
Cash                                                                                37,399
Receivable from adviser                                                              8,823
Interest and dividends receivable                                                   87,044
Prepaid and other assets                                                            19,766
                                                                               -----------
    Total Assets                                                                11,178,043
                                                                               -----------
LIABILITIES:

Accrued expenses and other payables:
Investment management fees                                                           3,326
Fund administration fees                                                             6,148
Transfer agent fees                                                                    121
Distribution fees                                                                       18
Other                                                                               16,778
                                                                               -----------
    Total Liabilities                                                               26,391
                                                                               -----------
NET ASSETS                                                                     $11,151,652
                                                                               ===========

NET ASSETS:
 Capital                                                                       $11,229,201
 Undistributed net investment income                                                  --
 Net unrealized (depreciation) from investments and futures                        (70,451)
 Accumulated (distributions in excess of) net realized
   gains (losses) from investment transactions and futures                          (7,098)
                                                                               -----------
NET ASSETS                                                                     $11,151,652
                                                                               ===========

NET ASSETS:
Class A                                                                        $   109,048
Institutional Service                                                           11,018,849
Institutional                                                                       23,755
                                                                               -----------
Total                                                                          $11,151,652
                                                                               ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A                                                                             10,978
Institutional Service                                                            1,108,973
Institutional                                                                        2,391
                                                                               -----------
Total                                                                            1,122,342
                                                                               ===========
NET ASSET VALUE PER SHARE:
Class A                                                                        $      9.93
Institutional Service                                                          $      9.94
Institutional                                                                  $      9.94
OFFERING PRICE (100%/(100%-Maximum Sales Charge) of
    net asset value adjusted to nearest cent per share):
Class A(*)                                                                     $     10.40
Institutional Service(**)                                                      $      9.94
Institutional(**)                                                              $      9.94
                                                                               -----------
Maximum sales charge - Class A                                                        4.50%
                                                                               ===========
-----------------------------------------------------------------------------------------------


 (*) CLASS A SHARES INCLUDE A FRONT-END SALES CHARGE.
(**) INSTITUTIONAL SERVICE AND INSTITUTIONAL CLASS SHARES ARE NOT SUBJECT TO A
     FRONT END SALES CHARGE.
 (a) FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]


STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
(UNAUDITED)                    APRIL 30, 2000


                                                                                           MORLEY
                                                                                          CAPITAL
                                                                                     ACCUMULATION
                                                                                             FUND
-----------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, unaffiliated, at value (cost $13,714,496)                  $13,343,679
Investments in short-term securities, at value (cost $499,756)                            499,675
Repurchase Agreements, at value (cost $735,000)                                           735,000
Wrap contracts, at value                                                                  378,720
Cash                                                                                          731
Interest and dividends receivable                                                          84,720
Prepaid and other assets                                                                   32,574
                                                                                      -----------
    Total Assets                                                                       15,075,099
                                                                                      -----------
LIABILITIES:
Payable for Fund shares redeemed                                                               27
Accrued expenses and other payables:
Investment management fees                                                                  8,263
Fund administration fees                                                                    2,740
Transfer agent fees                                                                           117
Distribution fees                                                                           1,761
Administrative servicing fees                                                                 388
Wrap contract premiums                                                                      3,025
Other                                                                                       7,207
                                                                                      -----------
    Total Liabilities                                                                      23,528
                                                                                      -----------
NET ASSETS                                                                            $15,051,571
                                                                                      ===========
NET ASSETS:
Capital                                                                               $15,051,601
Undistributed net investment income                                                         1,783
Net unrealized appreciation from investments and wrap contracts                             7,822
Accumulated (distributions in excess) net realized gains (losses) from
investment transactions                                                                    (9,635)
                                                                                      -----------
NET ASSETS                                                                            $15,051,571
                                                                                      ===========

NET ASSETS:
Service Class(*)                                                                      $ 5,868,582
Institutional Class                                                                     7,341,184
IRA Class                                                                               1,841,805
                                                                                      -----------
Total                                                                                 $15,051,571
                                                                                      ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
Service Class(*)                                                                          586,853
Institutional Class                                                                       734,130
IRA Class                                                                                 184,182
                                                                                      -----------
Total                                                                                   1,505,165
                                                                                      ===========
NET ASSET VALUE PER SHARE:
Service Class(*)                                                                      $     10.00
Institutional Class                                                                   $     10.00
IRA Class                                                                             $     10.00
OFFERING PRICE (100%/(100%-Maximum Sales Charge) of
    net asset value adjusted to nearest cent per share):(**)
Service Class(*)                                                                      $     10.00
Institutional Class                                                                   $     10.00
IRA Class                                                                             $     10.00
-----------------------------------------------------------------------------------------------------

 (*) FORMERLY KNOWN AS INSTITUTIONAL SERVICE CLASS.
(**) NONE OF THE SHARE CLASSES ARE SUBJECT TO A FRONT-END SALES CHARGE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 N A T I O N W I D E M U T U A L F U N D S 15 S E M I - A N N U A L R E P O R T

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
    FOR THE PERIOD FROM DECEMBER 29, 1999, TO APRIL 30, 2000 (UNAUDITED)

                                                                                    VALUE
                                                                             OPPORTUNITIES             HIGH YIELD
                                                                                  FUND (a)          BOND FUND (a)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                 $    6,131           $ 3,056,305
Dividend income                                                                      4,397                  --
                                                                                ----------           -----------
   Total income                                                                     10,528             3,056,305
                                                                                ----------           -----------
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                                           3,459               169,380
Fund administration fees                                                            25,410                25,410
Custodian fees                                                                         807                   807
Distribution fees                                                                    1,667                   784
Professional fees                                                                    7,270                 7,271
Trustees' fees and expenses                                                             71                   100
Transfer agent fees                                                                    109                 5,108
Registration and filing fees                                                        10,097                11,368
Shareholders' reports                                                                8,079                 8,079
Other                                                                                5,838                10,293
                                                                                ----------           -----------
    Total expenses before waived or reimbursed expenses                             62,807               238,600
Expenses waived or reimbursed                                                      (56,084)              (20,747)
                                                                                ----------           -----------
    Net expenses                                                                     6,723               217,853
                                                                                ----------           -----------

NET INVESTMENT INCOME                                                           $    3,805           $ 2,838,452
                                                                                ==========           ===========
----------------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions                                 $   97,266           $   678,367
Net change in unrealized appreciation (depreciation) from investments              139,140            (5,306,411)
                                                                                ----------           -----------
Net realized/unrealized gains (losses) from investments                            236,406            (4,628,044)
                                                                                ----------           -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                  $  240,211           $(1,789,592)
                                                                                ==========           ===========
----------------------------------------------------------------------------------------------------------------------

(a) FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



16  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]


STATEMENTS OF OPERATIONS CONTINUED
-------------------------------------------------------------------------------
    FOR THE PERIOD FROM DECEMBER 29, 1999, TO APRIL 30, 2000 (UNAUDITED)


                                                                                 MORLEY
                                                                               ENHANCED
                                                                                 INCOME
                                                                               FUND (a)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                               $ 246,777
Dividend income                                                                      26
                                                                              ---------
    Total income                                                                246,803
                                                                              ---------
---------------------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                                       13,254
Fund administration fees                                                         25,410
Custodian fees                                                                      804
Distribution fees                                                                    27
Professional fees                                                                 7,246
Trustees' fees and expenses                                                          48
Transfer agent fees                                                                 468
Registration and filing fees                                                      9,135
Shareholders' reports                                                             6,039
Other                                                                             4,204
                                                                              ---------
    Total expenses before waived or reimbursed expenses                          66,635
Expenses waived or reimbursed                                                   (39,911)
                                                                              ---------
    Net expenses                                                                 26,724
                                                                              ---------

NET INVESTMENT INCOME                                                         $ 220,079
                                                                              =========
---------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized (losses) from investment transactions and futures                $  (7,098)
Net change in unrealized (depreciation) from investments and futures            (70,451)
                                                                              ---------
Net realized/unrealized gains (losses) from investments and futures             (77,549)
                                                                              ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                $ 142,530
                                                                              =========
---------------------------------------------------------------------------------------------

(a) FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

See ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 N A T I O N W I D E M U T U A L F U N D S 17 S E M I - A N N U A L R E P O R T

STATEMENTS OF OPERATIONS CONTINUED
--------------------------------------------------------------------------------
    FOR THE PERIOD FROM DECEMBER 29, 1999, TO APRIL 30, 2000 (UNAUDITED)


                                                                                    MORLEY
                                                                                   CAPITAL
                                                                              ACCUMULATION
                                                                                      FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                  $ 320,469
                                                                                 ---------
----------------------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                                          18,464
Fund administration fees                                                            23,427
Custodian fees                                                                         472
Distribution fees                                                                    6,643
Administrative servicing fees                                                        1,331
Professional fees                                                                   13,578
Trustees' fees and expenses                                                             52
Transfer agent fees                                                                    601
Wrap contract premiums                                                               7,681
Registration and filing fees                                                         8,937
Shareholders' reports                                                                7,450
Insurance                                                                                7
Other                                                                                  218
                                                                                 ---------
    Total expenses before waived or reimbursed expenses                             88,861
Expenses waived or reimbursed                                                      (49,221)
                                                                                 ---------
    Net expenses                                                                    39,640
                                                                                 ---------

NET INVESTMENT INCOME                                                            $ 280,829
                                                                                 =========
----------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND WRAP CONTRACTS:
Net realized (losses) from investment transactions                               $  (7,822)
Net change in unrealized appreciation from investments                               7,814
                                                                                 ---------
Net realized/unrealized gains (losses) from investments                                 (8)
                                                                                 ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 280,821
                                                                                 =========
----------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
    FOR THE PERIOD FROM DECEMBER 29, 1999, TO APRIL 30, 2000 (UNAUDITED)

                                                                                       VALUE
                                                                               OPPORTUNITIES               HIGH YIELD
                                                                                    FUND (a)            BOND FUND (a)
---------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                                           $      3,805            $  2,838,452
Net realized gains from investment transactions                                       97,266                 678,367
Net change in unrealized appreciation (depreciation) from investments                139,140              (5,306,411)
                                                                                ------------            ------------
Change in net assets resulting from operations                                       240,211              (1,789,592)
                                                                                ------------            ------------
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:

Net investment income                                                                   (809)                (29,795)
                                                                                ------------            ------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                                    (28)                   (369)
                                                                                ------------            ------------
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                                                 (1,960)             (2,808,288)
                                                                                ------------            ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                                   (2,797)             (2,838,452)
                                                                                ------------            ------------
---------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:(*)
Proceeds from shares issued                                                        1,958,851             102,572,642
Dividends reinvested                                                                   2,785               2,847,416
Cost of shares redeemed                                                              (73,688)                (28,020)
                                                                                ------------            ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                     1,887,948             105,392,038
                                                                                ------------            ------------
CHANGE IN NET ASSETS                                                               2,125,362             100,763,995

NET ASSETS:
BEGINNING OF PERIOD                                                                       --                      --
                                                                                ------------            ------------
END OF PERIOD                                                                   $  2,125,362            $100,763,995
                                                                                ============            ============

Undistributed net realized gain on
    investments included in net assets at end of period                         $     97,266            $    678,367
                                                                                ============            ============

Undistributed net investment income
    included in net assets at end of period                                     $      1,008            $       --
                                                                                ============            ============

SHARE TRANSACTIONS:(*)
Sold                                                                                 184,604              10,440,908
Reinvested                                                                               240                 297,583
Redeemed                                                                              (6,461)                 (2,942)
                                                                                ------------            ------------
Change in shares                                                                     178,383              10,735,549
                                                                                ============            ============
---------------------------------------------------------------------------------------------------------------------------

(*) BOTH THE CAPITAL TRANSACTIONS AND SHARE TRANSACTIONS SECTIONS REPRESENT
    COMBINED DATA FOR ALL THE CLASSES.
(a) FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 N A T I O N W I D E M U T U A L F U N D S 19 S E M I - A N N U A L R E P O R T

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
-------------------------------------------------------------------------------
    FOR THE PERIOD FROM DECEMBER 29, 1999, TO APRIL 30, 2000 (UNAUDITED)

                                                                                     MORLEY
                                                                                   ENHANCED
                                                                                     INCOME
                                                                                   FUND (a)
----------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                                          $   220,079
Net realized (losses) from investment transactions and futures                      (7,098)
Net change in unrealized (depreciation) from investments and futures               (70,451)
                                                                               -----------
Change in net assets resulting from operations                                     142,530
                                                                               -----------
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                                 (626)
                                                                               -----------
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                                             (219,181)
                                                                               -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                                                 (272)
                                                                               -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                               (220,079)
                                                                               -----------
----------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:(*)
Proceeds from shares issued                                                     14,734,902
Dividends reinvested                                                               228,174
Cost of shares redeemed                                                         (3,733,875)
                                                                               -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                  11,229,201
                                                                               -----------
CHANGE IN NET ASSETS                                                            11,151,652

NET ASSETS:
BEGINNING OF PERIOD                                                                     --
                                                                               -----------
END OF PERIOD                                                                  $11,151,652
                                                                               ===========

(Distributions in excess of) net realized gain (loss) on
    investments and futures included in net assets at end of period            $    (7,098)
                                                                               ===========

Undistributed (distributions in excess of) net investment income
    included in net assets at end of period                                    $        --
                                                                               ===========
SHARE TRANSACTIONS:(*)
Sold                                                                             1,475,154
Reinvested                                                                          22,240
Redeemed                                                                          (375,052)
                                                                               -----------
Change in shares                                                                 1,122,342
                                                                               ===========

(*) BOTH THE CAPITAL TRANSACTIONS AND SHARE TRANSACTIONS SECTIONS REPRESENT
    COMBINED DATA FOR ALL CLASSES.
(a) FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
--------------------------------------------------------------------------------
FOR PERIOD FROM DECEMBER 29, 1999, TO APRIL 30, 2000

                                                                                  MORLEY CAPITAL ACCUMULATION FUND
                                                                                -------------------------------------
                                                                                   SIX MONTHS                   YEAR
                                                                         ENDED APRIL 30, 2000                  ENDED
                                                                                  (UNAUDITED)       OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income                                                            $   280,829            $   207,909
Net realized (losses) from investment transactions                                    (7,822)              (178,390)
Net change in unrealized appreciation from investments                                 7,814                178,390
                                                                                 -----------            -----------
Change in net assets resulting from operations                                       280,821                207,909
                                                                                 -----------            -----------
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM: (A)
Net investment income                                                                (89,897)               (36,651)
                                                                                 -----------            -----------
DISTRIBUTION TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                                               (144,252)              (130,488)
                                                                                 -----------            -----------
DISTRIBUTION TO IRA CLASS FUND SHAREHOLDERS FROM:
Net investment income                                                                (46,680)               (40,794)
                                                                                 -----------            -----------
CHANGE IN NET ASSETS FROM SHAREHOLDERS DISTRIBUTIONS                                (280,829)              (207,933)
                                                                                 -----------            -----------
------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:(*)
Proceeds from shares issued                                                       11,496,040              9,324,720
Dividends reinvested                                                                 278,547                207,718
Cost of shares redeemed                                                           (4,733,103)            (1,522,321)
                                                                                 -----------            -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                     7,041,484              8,010,117
                                                                                 -----------            -----------
CHANGE IN NET ASSETS                                                               7,041,476              8,010,093

NET ASSETS:
BEGINNING OF PERIOD                                                                8,010,095                     --
                                                                                 -----------            -----------
END OF PERIOD                                                                    $15,051,571            $ 8,010,095
                                                                                 ===========            ===========

Undistributed (distributions in excess of) net realized gain (loss) on
    investments included in net assets at end of period                          $      (273)           $    (7,549)
                                                                                 ===========            ===========
Undistributed (distributions in excess of) net investment income
    included in net assets at end of period                                      $    (1,813)           $    (1,813)
                                                                                 ===========            ===========
SHARE TRANSACTIONS:(*)
Sold                                                                               1,149,603                932,471
Reinvested                                                                            27,855                 20,773
Redeemed                                                                            (473,305)              (152,232)
                                                                                 -----------            -----------
Change in shares                                                                     704,153                801,012
                                                                                 ===========            ===========
------------------------------------------------------------------------------------------------------------------------

(*) BOTH THE CAPITAL TRANSACTIONS AND SHARE TRANSACTIONS SECTIONS REPRESENT
    COMBINED DATA FOR ALL CLASSES.
(a) FORMERLY KNOWN AS INSTITUTIONAL SERVICE CLASS.

See accompanying notes to financial statements.


                                 N A T I O N W I D E M U T U A L F U N D S 21 S E M I - A N N U A L R E P O R T

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (UNAUDITED)


NATIONWIDE(R) VALUE OPPORTUNITIES FUND

                                                                         CLASS A            CLASS B      INSTITUTIONAL
PERIOD FROM DECEMBER 29, 1999 TO APRIL 30, 2000                       SHARES (a)         SHARES (a)  SERVICE CLASS (a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                                    $  10.00           $  10.00           $  10.00
                                                                        --------           --------           --------
INVESTMENT ACTIVITIES:
Net investment income                                                       0.03               0.01               0.03
Net realized and unrealized gain                                            1.90               1.90               1.92
                                                                        --------           --------           --------
   Total investment activities                                              1.93               1.91               1.95
                                                                        --------           --------           --------
DISTRIBUTIONS:
Net investment income                                                      (0.02)                --              (0.03)
   Total distributions                                                     (0.02)                --              (0.03)
                                                                        --------           --------           --------
NET ASSET VALUE--END OF PERIOD                                          $  11.91           $  11.91           $  11.92
                                                                        ========           ========           ========
Total Return (excluding sales charge)                                     19.31%             19.11%             19.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                                      $    799           $    469           $    858
Ratio of expenses to average net assets (b)                                1.35%              1.95%              1.00%
Ratio of net investment income to average net assets (b)                   0.79%              0.33%              1.02%
Ratio of expenses to average net assets(*) (b)                            12.69%             13.76%             12.20%
Ratio of net investment income to average net assets(*) (b)              (10.56%)           (11.48%)           (10.18%)
Portfolio turnover rate (c)                                               60.39%             60.39%             60.39%
---------------------------------------------------------------------------------------------------------------------------

NATIONWIDE(R) HIGH YIELD BOND FUND

                                                                           CLASS A           CLASS B         INSTITUTIONAL
PERIOD FROM DECEMBER 29, 1999 TO APRIL 30, 2000                         SHARES (a)        SHARES (a)     SERVICE CLASS (a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                                       $ 10.00          $  10.00               $ 10.00
                                                                           -------          --------               -------
INVESTMENT ACTIVITIES:
Net investment income                                                         0.38              0.36                  0.29
Net realized and unrealized gain                                             (0.67)            (0.67)                (0.62)
                                                                           -------          --------               -------
    Total investment activities                                              (0.29)            (0.31)                (0.33)
DISTRIBUTIONS:
Net investment income                                                        (0.38)            (0.36)                (0.29)
                                                                           -------          --------               -------
    Total distributions                                                      (0.38)            (0.36)                (0.29)
                                                                           -------          --------               -------
NET ASSET VALUE--END OF PERIOD                                             $  9.33          $   9.33               $  9.38
                                                                           =======          ========               =======
Total Return (excluding sales charge)                                       (3.88%)           (4.13%)               (3.20%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                                         $ 2,469          $     10               $98,285
Ratio of expenses to average net assets (b)                                  0.95%             1.70%                 0.70%
Ratio of net investment income to average net assets (b)                     9.85%            10.89%                 9.14%
Ratio of expenses to average net assets(*) (b)                               1.34%            31.36%                 0.76%
Ratio of net investment income to average net assets(*) (b)                  9.45%           (18.77%)                9.08%
Portfolio turnover rate (c)                                                 44.76%            44.76%                44.76%
---------------------------------------------------------------------------------------------------------------------------

(a) FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.
(b) ANNUALIZED.
(c) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

(*) DURING THE PERIOD CERTAIN FEES WERE REIMBURSED AND VOLUNTARILY REDUCED.
    IF SUCH REIMBURSEMENTS AND VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

FINANCIAL HIGHLIGHTS CONTINUED
-------------------------------------------------------------------------------
          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING (UNAUDITED)

NATIONWIDE(R) MORLEY ENHANCED INCOME FUND

PERIOD FROM DECEMBER 29, 1999 TO APRIL 30, 2000                         CLASS A         INSTITUTIONAL     INSTITUTIONAL
(UNAUDITED)                                                           SHARES (a)    SERVICE CLASS (a)          CLASS (a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD                                    $ 10.00               $ 10.00           $ 10.00
                                                                        -------               -------           -------
INVESTMENT ACTIVITIES:
Net investment income                                                      0.18                  0.19              0.20
Net realized and unrealized gain (loss)                                   (0.07)                (0.06)            (0.06)
                                                                        -------               -------           -------
    Total from investment activities                                       0.11                  0.13              0.14
                                                                        -------               -------           -------
DISTRIBUTIONS:
Net investment income                                                     (0.18)                (0.19)            (0.20)
                                                                        -------               -------           -------
    Total distributions                                                   (0.18)                (0.19)            (0.20)
                                                                        -------               -------           -------
NET ASSET VALUE--END OF PERIOD                                          $  9.93               $  9.94           $  9.94
                                                                        =======               =======           =======
Total Return (Class A shares does not reflect sales load)                 1.14%                 1.29%             1.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                                      $   109               $11,019           $    24
Ratio of expenses to average net assets (b)                               0.90%                 0.70%             0.45%
Ratio of net investment income to average net assets (b)                  5.87%                 5.76%             6.01%
Ratio of expenses to average net assets(*) (b)                            5.93%                 1.73%            10.21%
Ratio of net investment income to average net assets(*) (b)               0.83%                 4.73%            (3.75%)
Portfolio turnover rate (c)                                               1.61%                 1.61%             1.61%
---------------------------------------------------------------------------------------------------------------------------

                                                SERVICE CLASS (d)           INSTITUTIONAL CLASS                 IRA CLASS
NATIONWIDE(R) MORLEY CAPITAL            -------------------------------------------------------------------------------------------
ACCUMULATION FUND                                       PERIOD FROM                    PERIOD FROM                     PERIOD FROM
                                            SIX MONTHS  FEBRUARY 1,       SIX MONTHS   FEBRUARY 1,      SIX MONTHS     FEBRUARY 1,
                                                 ENDED      1999 TO            ENDED       1999 TO           ENDED         1999 TO
PERIOD FROM DECEMBER 29, 1999           APRIL 30, 2000  OCTOBER 31,   APRIL 30, 2000   OCTOBER 31,  APRIL 30, 2000     OCTOBER 31,
TO APRIL 30, 2000                          (UNAUDITED)     1999 (a)      (UNAUDITED)      1999 (a)     (UNAUDITED)        1999 (a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF PERIOD         $   10.00      $ 10.00         $  10.00       $ 10.00       $   10.00         $ 10.00
                                             ---------      -------         --------       -------       ---------         -------
INVESTMENT ACTIVITIES:
Net investment income                             0.26         0.35             0.27          0.38            0.25            0.35
Net realized and unrealized gain                    --           --               --            --              --              --
                                             ---------      -------         --------       -------       ---------         -------
  Total from investment activities                0.26         0.35             0.27          0.38            0.25            0.35
                                             ---------      -------         --------       -------       ---------         -------
DISTRIBUTIONS:
Net investment income                            (0.26)       (0.35)           (0.27)        (0.35)          (0.25)          (0.35)
                                             ---------      -------         --------       -------       ---------         -------
  Total distributions                            (0.26)       (0.35)           (0.27)        (0.35)          (0.25)          (0.35)
                                             ---------      -------         --------       -------       ---------         -------
NET ASSET VALUE--END OF PERIOD               $   10.00      $ 10.00         $  10.00       $ 10.00       $   10.00         $ 10.00
                                             =========      =======         ========       =======       =========         =======

Total Return                                  2.57% (e)       3.60%          2.77% (e)       3.91%         2.56% (e)         3.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)           $   5,869      $ 1,051          $ 7,341       $ 5,131       $   1,842         $ 1,829
Ratio of expenses to average
  net assets (b)                                 0.95%        0.95%            0.55%         0.55%           0.95%           0.95%
Ratio of net investment income to
  average net assets (b)                         6.11%        4.74%            6.07%         5.17%           6.05%           4.77%
Ratio of expenses to
  average net assets(*) (b)                      1.78%        6.10%            1.55%         4.18%           1.89%           4.65%
Ratio of net investment income to
  average net assets(*) (b)                      5.28%       (0.41%)           5.07%         1.54%           5.11%           1.07%
Portfolio turnover rate (c)                  27.01% (e)       8.20%         27.01% (e)       8.20%         27.01% (e)        8.20%
-----------------------------------------------------------------------------------------------------------------------------------

(a) COMMENCED OPERATION ON FEBRUARY 1, 1999.
(b) ANNUALIZED.
(c) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
(d) FORMERLY KNOWN AS INSTITUTIONAL SERVICE CLASS.
(e) NOT ANNUALIZED.

(*) DURING THE PERIOD CERTAIN FEES WERE REIMBURSED AND VOLUNTARILY REDUCED.
    IF SUCH REIMBURSEMENTS AND VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 N A T I O N W I D E M U T U A L F U N D S 23 S E M I - A N N U A L R E P O R T

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in twenty-eight separate series, or mutual funds (the "Funds"), each with its own investment objectives. The accompanying financial statements and financial highlights relate to the four funds listed below.

 -   Nationwide Value Opportunities Fund
 -   Nationwide High Yield Bond Fund
 -   Morley Enhanced Income Fund
 -   Morley Capital Accumulation Fund

The Value Opportunities and High Yield Bond Funds commenced operations on December 29, 1999, and each such Fund currently offers three classes of shares:
Class A, Class B and Institutional Service Class of shares. Class A and Class B shares are available to all investors. Class A shares of these two Funds are purchased with a maximum front-end sales load of 5.75% and 4.50%, respectively. The Class B shares are subject to 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. The Institutional Service Class is available to a limited group of investors and has no sales charges. Sales charges are paid to the Funds' distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative.

The Morley Enhanced Income Fund commenced operations on December 29, 1999, and currently offers three classes of shares: Class A, Institutional Service Class, and Institutional Class. Class A shares are available to all investors and are purchased with a maximum 4.50% front-end sales load. The other two classes are available to a limited group of investors and have no sales charges. Sales charges are paid to NAS which either retains them or pays a selling representative.

The Morley Capital Accumulation Fund currently offers three classes of shares:
Service Class (formerly known as Institutional Service Class), Institutional Class, and IRA Class. Each class is available to a limited group of investors. The classes have no front-end sales charges or deferred sales charges (known as a contingent deferred sales charge or CDSC) but can charge a 2.00% redemption fee from the proceeds of shares redeemed under certain conditions. These fees would be retained by the Fund.

The Class A, Service Class and IRA Class shares of each fund (as applicable) pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25%. The Class B shares pay a 1.00% 12b-1 fee. These fees are either retained or paid by NAS to brokers for distribution and shareholders services. The Class A and Institutional Service Class shares of the Value Opportunities Fund, High Yield Bond Fund and Morley Enhanced Income Fund pay administrative service fees of up to 0.25%. The Service Class and IRA Class of shares of the Morley Capital Accumulation Fund pay administrative service fees of up to 0.15%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the applicable shares.

 (a) SECURITY VALUATION

     (1) Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

     (2) U.S. Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All of the debt securities are valued by a combination of daily quotes and matrix evaluations as provided by an independent pricing agent.

     (3) The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held either by the Federal Reserve/Treasury book-entry system, the Fund's custodian, or an approved sub-custodian.

     (4) Morley Enhanced Income Fund can enter into wrap contracts but as of April 30, 2000, they have not been utilized. The aggregate value of the Morley Capital Accumulation Fund's wrap contracts (see note 1. (g)) will typically equal the difference between the Fund's Book Value (purchase price of the underlying assets minus sale price of the underlying assets liquidated to fund share redemptions, plus interest accrued at the crediting rate) and market value (plus accrued interest). The wrap contracts will be an asset on the balance sheet if the book value is greater than market value or a liability on the balance sheet if the book value is less than market value. The Trust's Board of Trustees has approved a fair valuation methodology to value the wrap contracts. The Fund's investment adviser considers the ability of each wrap provider to fulfill its contractual obligations when making such determinations.

     (5) Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's administrator or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.


24  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)


     (6) The Trustees have approved amortized cost procedures for short-term money market obligations that have 60 days or less to maturity which are purchased by a non-money market fund.

 (b) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

 (c) FEDERAL INCOME TAXES

Each Funds policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of the fiscal year ended October 31, 1999, the Morley Capital Accumulation Fund had a net capital loss carry forward of $1,813. If unused it will expire in 8 years.

 (d) DIVIDENDS TO SHAREHOLDERS

     (1) Value Opportunities Fund:
         Dividend income, if any, is declared and paid quarterly and is recorded on the ex-dividend date.

     (2) High Yield Bond, Morley Enhanced Income, Morley Capital
         Accumulation Funds:
         Dividend income is declared and recorded daily and paid monthly.

     (3) All Funds:
         Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax pur-poses are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund.

For the fiscal year ended October 31, 1999, a $5,760 reclassification for the Morley Capital Accumulation Fund was made to increase net unrealized depreciation on investments and wrap contracts. In addition, a $1,813 reclassification was made to increase accumulated net investment income and accumulated net realized loss from investments.

 (e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are allocated to the Funds based upon each Fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Fund, they are sub-allocated to the classes based on total settled shares outstanding of each class for the High Yield Bond Fund, Morley Enhanced Income Fund, and Morley Capital Accumulation Fund, and total shares outstanding of each class for the Value Opportunities Fund.

Direct expenses of a Fund are applied to that Fund and sub-allocated to the classes in the methods mentioned above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution and administrative servicing fees are borne by the specific class of shares to which they apply.

 (f) USE OF ESTIMATES

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions. These can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

 (g) WRAP CONTRACTS - MORLEY CAPITAL ACCUMULATION FUND

In order for the Fund to achieve its investment objective of maintaining a stable net asset value per share, the Fund has entered into book value maintenance ("wrap contracts") with the following institutions: Bank of America NT&SA, Deutsche Bank America and Transamerica Life Insurance Co. (collectively the "wrap providers"). The wrap contracts obligate the wrap providers to make payments in specified circumstances, and allow the Fund under most circumstances to maintain net asset value at $10.00 per share. Morley Enhanced Income Fund can enter into wrap contracts, but as of April 30, 2000, they have not been utilized.



                                 N A T I O N W I D E M U T U A L F U N D S 25 S E M I - A N N U A L R E P O R T

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

 (h) CAPITAL SHARE TRANSACTIONS

       Transactions in class level shares of the Funds were as follows:

                                                           VALUE OPPORTUNITIES          HIGH YIELD BOND
                                                          ---------------------------------------------------
                                                                   PERIOD FROM               PERIOD FROM
                                                             DECEMBER 29, 1999         DECEMBER 29, 1999
 CAPITAL TRANSACTIONS:                                    TO APRIL 30, 2000 (a)     TO APRIL 30, 2000 (a)
-------------------------------------------------------------------------------------------------------------
 CLASS A SHARES:

   Proceeds from shares issued                                         $785,389             $  2,538,770
   Dividends reinvested                                                     797                   29,005
   Cost of shares redeemed                                              (57,932)                 (24,202)
                                                                       --------             ------------
      Change in net assets                                             $728,254             $  2,543,573
                                                                       ========             ============

 CLASS B SHARES:

   Proceeds from shares issued                                         $418,883             $      3,872
   Dividends reinvested                                                      28                      362
   Cost of shares redeemed                                              (15,756)                  (3,818)
                                                                       --------             ------------
      Change in net assets                                             $403,155             $        416
                                                                       ========             ============

 INSTITUTIONAL SERVICE CLASS:

   Proceeds from shares issued                                         $754,579             $100,000,000
   Dividends reinvested                                                   1,960                2,818,049
   Cost of shares redeemed                                                   --                      --
                                                                       --------             ------------
      Change in net assets                                             $756,539             $102,818,049
                                                                       ========             ============

-------------------------------------------------------------------------------------------------------------
                                                                    PERIOD FROM              PERIOD FROM
                                                              DECEMBER 29, 1999        DECEMBER 29, 1999
 SHARE TRANSACTIONS:                                      TO APRIL 30, 2000 (a)    TO APRIL 30, 2000 (a)
-------------------------------------------------------------------------------------------------------------

 CLASS A SHARES:

   Issued                                                                72,109                  263,050
   Reinvested                                                                69                    3,120
   Redeemed                                                              (5,104)                  (2,534)
                                                                       --------             ------------
       Change in shares                                                  67,074                  263,636
                                                                       ========             ============

 CLASS B SHARES:

   Issued                                                                40,695                      413
   Reinvested                                                                 2                       38
   Redeemed                                                              (1,357)                    (408)
                                                                       --------             ------------
       Change in shares                                                  39,340                       43
                                                                       ========             ============

 INSTITUTIONAL SERVICE CLASS:

   Issued                                                                71,800               10,177,445
   Reinvested                                                               169                  294,425
   Redeemed                                                                  --                       --
                                                                       --------             ------------
       Change in shares                                                  71,969               10,471,880
                                                                       ========             ============
-------------------------------------------------------------------------------------------------------------

(a) FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.

26  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)


                                                          MORLEY ENHANCED INCOME
                                                          ----------------------
                                                                     PERIOD FROM
                                                               DECEMBER 29, 1999
 CAPITAL TRANSACTIONS:                                     TO APRIL 30, 2000 (a)
------------------------------------------------------------------------------------
 CLASS A SHARES:

   Proceeds from shares issued                                      $    101,288
   Dividends reinvested                                                    7,637
   Cost of shares redeemed                                                    --
                                                                    ------------
       Change in net assets                                         $    108,925
                                                                    ============

 INSTITUTIONAL SERVICE CLASS:

   Proceeds from shares issued                                      $ 14,610,114
   Dividends reinvested                                                  220,266
   Cost of shares redeemed                                           (3,733,875)
                                                                    ------------
       Change in net assets                                         $ 11,096,505
                                                                    ============

 INSTITUTIONAL CLASS:

   Proceeds from shares issued                                      $     23,500
   Dividends reinvested                                                      271
   Cost of shares redeemed                                                    --
                                                                    ------------
       Change in net assets                                         $     23,771
                                                                    ============

------------------------------------------------------------------------------------
                                                                     PERIOD FROM
                                                               DECEMBER 29, 1999
 SHARE TRANSACTIONS:                                       TO APRIL 30, 2000 (a)
------------------------------------------------------------------------------------

 CLASS A SHARES:

   Issued                                                                 10,915
   Reinvested                                                                 63
   Redeemed                                                                   --
                                                                    ------------
       Change in shares                                                   10,978
                                                                    ============

 INSTITUTIONAL SERVICE CLASS:

   Issued                                                              1,461,875
   Reinvested                                                             22,150
   Redeemed                                                             (375,052)
                                                                    ------------
       Change in shares                                                1,108,973
                                                                    ============

 INSTITUTIONAL CLASS:

   Issued                                                                  2,364
   Reinvested                                                                 27
   Redeemed                                                                   --
                                                                    ------------
       Change in shares                                                    2,391
                                                                    ============
------------------------------------------------------------------------------------

(a) FUND COMMENCED OPERATIONS ON DECEMBER 29, 1999.


                                 N A T I O N W I D E M U T U A L F U N D S 27 S E M I - A N N U A L R E P O R T

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000

                                                               MORLEY CAPITAL ACCUMULATION
                                                           -----------------------------------
                                                            SIX MONTHS
                                                                 ENDED            PERIOD FROM
                                                        APRIL 30, 2000    FEBRUARY 1, 1999 TO
CAPITAL TRANSACTIONS:                                      (UNAUDITED)   OCTOBER 31, 1999 (a)
----------------------------------------------------------------------------------------------
 SERVICE CLASS (b):

   Proceeds from shares issued                             $ 9,405,777           $ 2,536,393
   Dividends reinvested                                         87,665                36,448
   Cost of shares redeemed                                  (4,675,460)           (1,522,286)
                                                           -----------           -----------
       Change in net assets                                $ 4,817,982           $ 1,050,555
                                                           ===========           ===========

 INSTITUTIONAL CLASS:

   Proceeds from shares issued                             $ 2,090,263           $ 5,000,556
   Dividends reinvested                                        125,755               130,476
   Cost of shares redeemed                                      (5,806)                   --
                                                           -----------           -----------
       Change in net assets                                $ 2,210,212           $(5,131,032)
                                                           ===========           ===========

 IRA CLASS:

   Proceeds from shares issued                             $        --           $ 1,787,771
   Dividends reinvested                                         65,127                40,794
   Cost of shares redeemed                                     (51,837)                  (35)
                                                           -----------           -----------
       Change in net assets                                $    13,290           $ 1,828,530
                                                           ===========           ===========

----------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                                 ENDED            PERIOD FROM
                                                        APRIL 30, 2000    FEBRUARY 1, 1999 TO
 SHARE TRANSACTIONS:                                       (UNAUDITED)   OCTOBER 31, 1999 (a)
----------------------------------------------------------------------------------------------

 SERVICE CLASS (b):

   Issued                                                      940,578               253,639
   Reinvested                                                    8,766                 3,645
   Redeemed                                                   (467,546)             (152,228)
                                                           -----------           -----------
       Change in shares                                        481,798               105,556
                                                           ===========           ===========

 INSTITUTIONAL CLASS:

   Issued                                                      209,026               500,055
   Reinvested                                                   12,576                13,048
   Redeemed                                                       (575)                   --
                                                           -----------           -----------
       Change in shares                                        221,027               513,103
                                                           ===========           ===========

 IRA CLASS:

   Issued                                                           --               178,777
   Reinvested                                                    6,513                 4,080
   Redeemed                                                     (5,184)                   (4)
                                                           -----------           -----------
       Change in shares                                          1,329               182,853
                                                           ===========           ===========
----------------------------------------------------------------------------------------------

(a) FUND COMMENCED OPERATIONS ON FEBRUARY 1, 1999.
(b) FORMERLY KNOWN AS INSTITUTIONAL SERVICE CLASS.


28  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)


2. TRANSACTION WITH AFFILIATES

Under the terms of its investment advisory agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Value Opportunities Fund and the High Yield Bond Fund. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser for the Value Opportunities Fund. NorthPointe Capital, LLC ("NorthPointe"), subadviser for the Value Opportunities Fund, manages the Fund's investments and has the responsibility for making all investment decisions for that Fund. NorthPointe is a majority owned subsidiary of Villanova Capital, Inc., which is also the parent of VMF.

Under the terms of its investment advisory agreement, Union Bond & Trust Company ("UBT") manages the investment of the assets and supervises the daily business affairs of the Morley Capital Accumulation Fund and the Morley Enhanced Income Fund. UBT is a majority owned subsidiary of Morley Financial Services, Inc., a wholly owned subsidiary of Villanova Capital, Inc.

Under the terms of the investment advisory agreements, the Funds pays their respective investment adviser management fees based on each Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreement, VMF pays fee to NorthPointe with respect to Value Opportunities Fund fees. Additional information regarding investment advisory fees and subadvisory fees is as follows for the six month period ended April 30, 2000:


                               TOTAL ADVISORY  ADVISORY FEES  SUBADVISORY                       FEE   TOTAL      FEES      PAID TO
         FUND                            FEES       RETAINED    FEES PAID                  SCHEDULE    FEES  RETAINED   SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Value Opportunities                  $  3,459             --      $ 3,459        Up to $250 million   0.70%        --        0.70%
                                                                           On the next $750 million  0.675%        --       0.675%
                                                                             On the next $1 billion   0.65%        --        0.65%
                                                                             On the next $3 billion  0.625%        --       0.625%
                                                                                 $5 billion or more   0.60%        --        0.60%
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                      $169,380       $169,380          NA         Up to $250 million   0.55%      0.55%         NA
                                                                           On the next $750 million  0.525%     0.525%         --
                                                                             On the next $1 billion   0.50%      0.50%         --
                                                                             On the next $3 billion  0.475%     0.475%         --
                                                                                 $5 billion or more   0.45%      0.45%         --
-----------------------------------------------------------------------------------------------------------------------------------
Morley Enhanced Income               $ 13,254       $ 13,254          NA                 All assets   0.35%      0.35%         NA
-----------------------------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation(*)       $  5,275       $  5,275          NA                 All assets   0.35%      0.35%         NA
-----------------------------------------------------------------------------------------------------------------------------------

(*) UBT has agreed voluntarily to waive 0.10% of the management fee until further written notice to the shareholders.

Each Adviser has voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses (except for Rule 12b-1 and Administrative Service Fees) of certain Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the expense caps for each class of share for the period ended April 30, 2000:

                                                                       EXPENSE CAPS
                                              ------------------------------------------------------------------
                                                                                                   INSTITUTIONAL
            FUND                              CLASS A SHARES           CLASS B SHARES              SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------
            Value Opportunities                        1.35%                    1.95%                     1.00%
            High Yield Bond                            0.95%                    1.70%                     0.70%

                                                                        INSTITUTIONAL             INSTITUTIONAL
            FUND                              CLASS A SHARES            SERVICE CLASS                     CLASS
-----------------------------------------------------------------------------------------------------------------
            Morley Enhanced Income                     0.90%                    0.70%                     0.45%


                                N A T I O N W I D E M U T U A L F U N D S 29 S E M I - A N N U A L R E P O R T

NOTES TO FINANCIAL STATEMENTS CONTINUED
-------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)


                                                                    INSTITUTIONAL          IRA
            FUND                              SERVICE CLASS                 CLASS         CLASS
-----------------------------------------------------------------------------------------------
            Morley Capital Accumulation               0.95%                 0.55%         0.95%

During the period ended April 30, 2000, each adviser reduced expenses for the Funds as follows:

                                                                                                     TOTAL FEES
                                                TOTAL FUND             FEES      OTHER FEES             WAIVED/        NET FUND
            FUND                                  EXPENSES           WAIVED      REIMBURSED          REIMBURSED        EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
            Value Opportunities                   $ 62,807          $28,977         $27,107             $56,084        $  6,723
            High Yield Bond                        238,600           20,747               -              20,747         217,853
            Morley Enhanced Income                  66,635           36,013           3,898              39,911          26,724
            Morley Capital Accumulation             83,586           29,230          14,715              43,946          39,640

Each waiver of advisory fees and/or assumption of other expenses by the adviser for a Fund is subject to a possible reimbursement by that Fund at a later date when the Fund has reached a sufficient asset size if such reimbursement can be achieved within the foregoing annual expense limitations.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of shares of the Funds. These fees, based on average daily net assets of the respective class, are not to exceed an annual rate for Class A, Service Class and IRA Class of 0.25%, and for Class B shares of 1.00%. Additional information regarding distribution fees paid or payable to NAS is as follows for the period ended April 30, 2000:


                                                                        DISTRIBUTION FEES
                                                       -----------------------------------------------------
            FUND                                             CLASS A                         CLASS B
------------------------------------------------------------------------------------------------------------
            Value Opportunities                                $ 386                         $1,281
            High Yield Bond                                      750                             34


            FUND                                             CLASS A
------------------------------------------------------------------------------------------------------------
            Morley Enhanced Income                             $ 27


                                                             SERVICE                            IRA
            FUND                                               CLASS                          CLASS
------------------------------------------------------------------------------------------------------------
            Morley Capital Accumulation                       $4,353                         $2,290


30  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

                                                          [PICTURE OF SMALL AREA
                                                              OF U.S. CURRENCY]

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the six month period ended April 30, 2000, the Funds paid fund administration fees according to the following schedule:

                                                FUND ADMINISTRATION                         FUND ADMINISTRATION
            FUND                                              FEE(*)                               FEE SCHEDULE
            ------------------------------------------------------------------------------------------------------------
            Value Opportunities                             $25,410                          Up to $250 million     0.07%
            High Yield Bond                                  25,410                    On the next $750 million     0.05%
            Morley Enhanced Income                           25,410                         $1 billion and more     0.04%
            Morley Capital Accumulation(*)                   23,427

(*)The Fund Administration fee is subject to a minimum of $50,000 per year for the Morley Capital Accumulation Fund and a minimum of $75,000 per year for the other Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI receives fees at $18 per account for Class A and Class B shares and 0.01% of the average daily net assets of the other classes of shares.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Fund.

Under the terms of an Administrative Services Plan, the Funds pays fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Institutional Service Class of shares of Value Opportunities and Morley Enhanced Income Funds and up to 0.15% of the Service and IRA Class shares of the Morley Capital Accumulation Fund.

                                                                        ADMINISTRATIVE SERVICING FEES (a)
                                                                -----------------------------------------------
            FUND                                                CLASS A                               IRA CLASS
            ---------------------------------------------------------------------------------------------------
            Value Opportunities                                  $   --                                  $--
            High Yield Bond                                          --                                   --
            Morley Enhanced Income                                   --                                   --
            Morley Capital Accumulation                          $1,331                                   --

(a) Classes of funds without administrative servicing fees do not currently have an active agreement to incur an expense.

For the Morley Capital Accumulation Fund a redemption fee of 2.0% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper (CP) 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Funds. Additionally, the fee may discourage market timing by those shareholders using redemptions to take advantage of short-term movements in interest rates. During the period ended April 30, 2000, the events that would trigger the imposition of a redemption fee did not occur and the Fund did not collect any redemption fees.


                                N A T I O N W I D E  M U T U A L  F U N D S
                                S E M I - A N N U A L  R E P O R T            31

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
           APRIL 30, 2000 (UNAUDITED)

3. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under these arrangements bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government securities for the period ended April 30, 2000, are summarized as follows:

                                                NON U.S. GOVERNMENT                        U.S. GOVERNMENT
                                                    SECURITIES                                SECURITIES
                                     ------------------------------------------------------------------------------
                                        PURCHASES                 SALES             PURCHASES                 SALES
-------------------------------------------------------------------------------------------------------------------
Value Opportunities                  $  2,607,082           $   805,783                    --                    --
High Yield Bond                       144,273,063            35,321,235                    --                    --
Morley Enhanced Income                    507,215                    --            26,742,695            17,220,582
Morley Capital Accumulation             2,329,369                    --             8,199,624             4,385,745
-------------------------------------------------------------------------------------------------------------------

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at April 30, 2000, the following:

                                                                                         NET
                                           GROSS                 GROSS            UNREALIZED
                                      UNREALIZED            UNREALIZED         APPRECIATION/
                                    APPRECIATION        (DEPRECIATION)        (DEPRECIATION)
--------------------------------------------------------------------------------------------
Value Opportunities                  $   188,377          $   (49,237)          $   139,140
High Yield Bond                          529,245           (5,835,656)           (5,306,411)
Morley Enhanced Income                     7,516              (77,967)              (70,451)
Morley Capital Accumulation                   --             (370,898)             (370,898)
--------------------------------------------------------------------------------------------




32  N A T I O N W I D E  M U T U A L  F U N D S
    S E M I - A N N U A L  R E P O R T

--------------------------------------------------------------------------------

TRUSTEES

Dimon R. McFerson           Sue A. Doody                     Douglas F. Kridler
Chairman                    Columbus, Ohio                   Columbus, Ohio
Columbus, Ohio
                            Robert M. Duncan                 Arden L. Shisler
Dr. John C. Bryant          Columbus, Ohio                   Dublin, Ohio
Cincinnati, Ohio
                            Dr. Thomas J. Kerr, IV           David C. Wetmore
Dr. C. Brent DeVore         Westerville, Ohio                Reston, Virginia
Westerville, Ohio



--------------------------------------------------------------------------------
OFFICERS

James F. Laird, Jr. - Treasurer                    LEGAL COUNSEL
Elizabeth A. Davin - Secretary                     Dietrich, Reynolds & Koogler
Alaina V. Metz - Assistant Secretary               One Nationwide Plaza
Patricia J. Smith - Assistant Secretary            Columbus, Ohio  43215-2220
Charles S. Bath - Assistant Treasurer
Taylor E. Drake - Assistant Treasurer              INDEPENDENT AUDITORS
Laurice A. Frysinger - Assistant Treasurer         KPMG Peat Marwick LLP
Edwin P. McCausland, Jr. - Assistant Treasurer     Two Nationwide Plaza
Karen R. Tackett - Assistant Treasurer             Columbus, Ohio  43215-2537
Nancy A. Wiser - Assistant Treasurer
                                                   DISTRIBUTOR
TRANSFER AGENT                                     Nationwide Advisory Services,
Nationwide Investors Services, Inc.                Inc.
P.O. Box 1492                                      Three Nationwide Plaza
Columbus, Ohio  43216-1492                         Columbus, Ohio  43215-2220

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001                                       [PEOPLE PHOTO]




--------------------------------------------------------------------------------
This report is for the information of shareholders of the Nationwide(R) Family of Funds. It may be used as sales literature only when preceded or accompanied by a current prospectus, which gives further details about the funds.

Nationwide(R) is a registered Federal Service mark of Nationwide Mutual Insurance Company.

[COVER PHOTO]

NATIONWIDE(R)
FAMILY OF FUNDS
offered by Villanova Capital through Nationwide(R) Advisory Services

Three Nationwide Plaza
Columbus, OH  43215-2220

Toll-Free Telephone Assistance - General Account Service and Exchanges:
1-800-848-0920
NAS NOW - Fund Information Available 24 Hours a Day, Seven Days a Week:
1-800-637-0012
Internet Site - www.nationwidefunds.com

NATIONWIDE FAMILY OF FUNDS
THREE NATIONWIDE PLAZA
COLUMBUS, OHIO  43215-2220

APRIL 2000
SEMI-ANNUAL REPORT

HS-1281

(C)2000, VILLANOVA CAPITAL